Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Schedule of Operating Lease
December 31, 2024
U.S. dollars in thousands
Operating right of use asset	$84
Current operating lease liability	$73
Non-Current operating lease liability	$-
Total operating lease liability	$73

Schedule of Maturity Analysis of Company’s Lease Liability

Maturity analysis of the Company’s lease liability:

December 31, 2024
U.S. dollars in thousands
Less than one year	$75
Two years	-

Total operating lease payments	$75

Less: imputed interest	$(2)

Present value of lease liability	$73

Schedule of Weighted Average Remaining Lease Terms and Discount Rate

The following is a summary of weighted average remaining lease terms and discount rate for Company’s leases:

December 31, 2024
Lease term (years)	1
Weighted average discount rate	6%

Presented hereunder are the lease payments the Company paid in the year ended December 31, 2024, 2023 and 2022:

	For the year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Lease payments	75	75	79
	$75	$75	$79